FAIR VALUE MEASUREMENTS (Tables)	21 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of recurring basis to determine the fair value of the liability

	Fair value measured as of September 30, 2024
	Fair value on September 30, 2024	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liability	$16,270	$–	$–	$16,270
Derivative Liability	–	–	–	–
Total Fair value	$16,270	$–	$–	$16,270

Schedule of liabilities measures at fair value

	Warrant Liability	Derivative Liability	Total
Balance – December 31, 2023	$289,165	$121,326	$410,491
Exchange and Payoff of Notes Payable	–	(63,589)	(63,589)
Change in fair value	(272,895)	(57,737)	(330,632)
Balance – September 30, 2024	$16,270	$–	$16,270

Schedule of assumptions

	As of Dec 31, 2023	As of Sept 30, 2024
	Warrant Liability	Warrant Liability
Strike Price	$4.32	$0.29
Contractual term (years)	5.0	5.0
Volatility (annual)	80.0%	120.0%
Risk-free rate	3.89%	3.58-4.44%
Floor Financing price	$2.24	$0.14